Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Global Bond Fund

Principal Amount(‡)	Description	Value (†)
Bonds and Notes — 94.7% of Net Assets
	Australia — 2.6%
673,000	Australia Government Bonds, 4.250%, 12/21/2035, (AUD)	$449,471
152,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	135,715
290,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	297,259
270,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	278,819
840,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	904,803
3,390,000	Queensland Treasury Corp., 1.750%, 7/20/2034, (AUD)	1,823,248
3,735,000	Queensland Treasury Corp., 2.750%, 8/20/2027, (AUD)	2,533,537
2,491,000	Queensland Treasury Corp., 4.500%, 8/22/2035, (AUD)	1,628,685
		8,051,537
	Belgium — 0.4%
279,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.700%, 2/01/2036	271,553
34,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	30,975
5,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 1/15/2039	6,281
700,000	Warehouses De Pauw CVA, EMTN, 3.125%, 1/15/2031, (EUR)	784,788
		1,093,597
	Brazil — 2.8%
695,000	Brazil Government International Bonds, 4.875%, 4/23/2033, (EUR)	797,204
42,568(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	7,169,476
565,000	Gerdau Trade, Inc., 5.750%, 6/09/2035	579,057
		8,545,737
	Canada — 4.6%
3,480,000	Canada Government Bonds, 2.750%, 3/01/2031, (CAD)	2,426,124
2,930,000	Canada Government Bonds, 3.250%, 6/01/2035, (CAD)	2,056,485
1,224,000	CPPIB Capital, Inc., MTN, 5.300%, 3/10/2036, (AUD)	846,038
680,000	Ford Auto Securitization Trust II Asset-Backed Notes, Series 2026-AA, Class A2, 3.455%, 8/15/2030, (CAD)(a)	481,047
5,245,000	Province of Ontario, 1.900%, 12/02/2051, (CAD)	2,247,630
4,516,000	Province of Quebec, EMTN, Zero Coupon, 10/29/2030, (EUR)	4,558,500
1,144,000	Toronto-Dominion Bank, EMTN, 3.715%, 3/13/2030, (EUR)	1,344,212
		13,960,036
	Cayman Islands — 0.8%
280,000	FTAI MRE Cayman Ltd., Series 2026-1A, Class A, 5.632%, 6/15/2051(a)	280,486
703,630	GGAM Master Trust International Ltd., Series 2025-1A, Class A, 5.923%, 9/30/2060(a)	698,338
400,000	GGAM Master Trust International Ltd., Series 2026-1A, Class A, 5.861%, 9/30/2060(a)	399,486
527,143	MAST Ltd., Series 2026-1A, Class A, 5.134%, 2/15/2051(a)	516,258
509,406	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	504,332
		2,398,900
Principal Amount(‡)	Description	Value (†)
	Chile — 0.3%
$275,000	Cencosud SA, 5.750%, 4/15/2036(a)	$274,519
623,000	Chile Government International Bonds, 3.375%, 4/14/2032, (EUR)	707,846
		982,365
	China — 7.1%
37,810,000	China Development Bank, 3.120%, 9/13/2031, (CNY)	5,982,865
33,850,000	China Government Bonds, 1.750%, 2/25/2036, (CNY)	4,994,749
22,730,000	China Government Bonds, 1.920%, 1/15/2055, (CNY)	3,107,182
44,960,000	China Government Bonds, 2.270%, 5/25/2034, (CNY)	6,949,943
4,220,000	China Government Bonds, 2.690%, 8/15/2032, (CNY)	663,101
		21,697,840
	Colombia — 0.8%
951,000	Colombia Government International Bonds, 7.750%, 11/07/2036	1,035,639
6,135,800,000	Colombia TES, 7.000%, 3/26/2031, (COP)	1,474,723
		2,510,362
	Denmark — 0.5%
814,000	Danske Bank AS, EMTN, (fixed rate to 12/02/2032, variable rate thereafter), 3.375%, 12/02/2033, (EUR)	920,881
100,000	Danske Bank AS, EMTN, (fixed rate to 11/19/2031, variable rate thereafter), 3.750%, 11/19/2036, (EUR)	114,106
350,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	348,081
		1,383,068
	France — 4.0%
100,000	AXA SA, EMTN, (fixed rate to 1/24/2036, variable rate thereafter), 4.125%, 7/24/2056, (EUR)	113,274
184,000	AXA SA, EMTN, (fixed rate to 9/10/2032, variable rate thereafter), 4.250%, 3/10/2043, (EUR)	214,457
603,000	AXA SA, EMTN, (fixed rate to 1/24/2035, variable rate thereafter), 4.375%, 7/24/2055, (EUR)	699,943
664,958	Bavarian Sky French Auto Leases 5, Series FRE5, Class A, 1 mo. EUR EURIBOR + 0.600%, 2.846%, 8/20/2032, (EUR)(c)	760,387
577,221	BPCE Consumer Loans FCT, Series 2024-1, Class A, 1 mo. EUR EURIBOR + 0.700%, 2.879%, 10/31/2042, (EUR)(c)	660,262
850,000	Credit Agricole SA, (fixed rate to 1/12/2036, variable rate thereafter), 5.261%, 1/12/2037(a)	836,063
958,000	French Republic Government Bonds OAT, 0.500%, 6/25/2044, (EUR)	597,061
1,957,000	French Republic Government Bonds OAT, 2.700%, 2/25/2031, (EUR)	2,211,878
3,742,000	French Republic Government Bonds OAT, 3.200%, 5/25/2035, (EUR)	4,184,701
100,000	Orange SA, EMTN, 3.750%, 9/04/2037, (EUR)	113,153
1,225,000	Societe Generale SA, (fixed rate to 4/10/2036, variable rate thereafter), 5.400%, 4/10/2037(a)	1,200,849

Principal Amount(‡)	Description	Value (†)
	France — continued
$399,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	$413,619
200,000	Societe Generale SA, (fixed rate to 1/10/2033, variable rate thereafter), 6.691%, 1/10/2034(a)	214,040
		12,219,687
	Germany — 4.0%
800,000	Allianz SE, (fixed rate to 1/26/2034, variable rate thereafter), 4.851%, 7/26/2054, (EUR)	964,432
600,000	Allianz SE, (fixed rate to 1/25/2033, variable rate thereafter), 5.824%, 7/25/2053, (EUR)	759,777
6,529,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 8/15/2052, (EUR)	3,097,556
516,000	Bundesrepublik Deutschland Bundesanleihe, 2.900%, 2/15/2036, (EUR)	591,509
500,000	Commerzbank AG, EMTN, (fixed rate to 6/06/2033, variable rate thereafter), 3.750%, 6/06/2034, (EUR)	571,639
400,000	Commerzbank AG, EMTN, (fixed rate to 9/02/2035, variable rate thereafter), 3.875%, 9/02/2036, (EUR)	457,022
800,000	Commerzbank AG, EMTN, (fixed rate to 3/03/2036, variable rate thereafter), 3.875%, 3/03/2037, (EUR)	909,059
200,000	Commerzbank AG, EMTN, (fixed rate to 6/30/2032, variable rate thereafter), 4.125%, 6/30/2037, (EUR)	229,883
1,100,000	Deutsche Bank AG, EMTN, (fixed rate to 7/12/2034, variable rate thereafter), 4.500%, 7/12/2035, (EUR)	1,310,113
725,000	Deutsche Bank AG, (fixed rate to 8/04/2030, variable rate thereafter), 4.950%, 8/04/2031	722,455
255,000	Deutsche Bank AG, (fixed rate to 9/11/2029, variable rate thereafter), 4.999%, 9/11/2030	255,982
44,000	Deutsche Telekom AG, EMTN, 3.250%, 6/04/2035, (EUR)	49,351
45,000	Deutsche Telekom AG, EMTN, 3.250%, 3/20/2036, (EUR)	50,095
44,000	Deutsche Telekom AG, EMTN, 3.625%, 2/03/2045, (EUR)	46,312
370,000	RWE Finance U.S. LLC, 5.125%, 9/18/2035(a)	361,098
1,630,000	RWE Finance U.S. LLC, 5.875%, 4/16/2034(a)	1,678,401
		12,054,684
	Hungary — 1.1%
1,091,940,000	Hungary Government Bonds, 3.000%, 8/21/2030, (HUF)	3,247,679
	Indonesia — 0.4%
21,356,000,000	Indonesia Treasury Bonds, 6.500%, 2/15/2031, (IDR)	1,158,871
	Ireland — 1.6%
1,360,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	1,408,604
390,135	APL Finance DAC, Series 2025-1A, Class A, 4.810%, 3/20/2036(a)	387,050
993,000	Ireland Government Bonds, Zero Coupon, 10/18/2031, (EUR)	985,904
480,990	LT Rahoitus DAC, Series 6, Class A, 1 mo. EUR EURIBOR + 0.540%, 2.749%, 7/18/2036, (EUR)(c)	549,139
Principal Amount(‡)	Description	Value (†)
	Ireland — continued
$690,000	Trafigura Securitisation Finance PLC, Series 2026-1A, Class A, 5.120%, 12/15/2029(a)	$691,278
781,000	Zurich Finance Ireland II DAC, EMTN, (fixed rate to 5/22/2035, variable rate thereafter), 6.250%, 11/22/2055	803,877
		4,825,852
	Israel — 0.5%
1,875,000	Israel Government Bonds - Fixed, 1.000%, 3/31/2030, (ILS)	578,684
805,000	Teva Pharmaceutical Finance Netherlands II BV, 4.125%, 6/01/2031, (EUR)	926,773
		1,505,457
	Italy — 4.3%
200,000	ENEL Finance International NV, 5.000%, 9/30/2035(a)	194,260
730,000	ENEL Finance International NV, 6.000%, 10/07/2039(a)	745,867
812,588	Fulvia SPV SRL, Series 2025-1, Class A1, 3 mo. EUR EURIBOR + 0.700%, 3.030%, 12/23/2041, (EUR)(c)	929,010
885,414	Golden Bar Securitisation SRL, Series 2025-1, Class A1, 3 mo. EUR EURIBOR + 0.750%, 3.136%, 12/20/2044, (EUR)(c)	1,012,681
150,000	Intesa Sanpaolo SpA, EMTN, 6.625%, 5/31/2033, (GBP)	213,874
565,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	612,538
200,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	225,228
306,000	Intesa Sanpaolo SpA, (fixed rate to 11/21/2032, variable rate thereafter), 8.248%, 11/21/2033(a)	353,669
4,565,000	Italy Buoni Poliennali Del Tesoro, 3.650%, 8/01/2035, (EUR)	5,274,700
797,000	Italy Buoni Poliennali Del Tesoro, 4.100%, 4/30/2046, (EUR)	901,737
649,896	Red & Black Auto Italy SRL, Series 3, Class A, 1 mo. EUR EURIBOR + 0.810%, 3.019%, 7/28/2036, (EUR)(c)	744,733
756,592	Sunrise SPV 97 SRL, Series 2025-2, Class A, 1 mo. EUR EURIBOR + 0.720%, 2.929%, 10/27/2050, (EUR)(c)	865,309
370,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	339,510
211,000	UniCredit SpA, EMTN, (fixed rate to 9/22/2030, variable rate thereafter), 3.200%, 9/22/2031, (EUR)	238,357
205,000	UniCredit SpA, EMTN, (fixed rate to 4/16/2031, variable rate thereafter), 3.776%, 4/16/2032, (EUR)	236,557
301,000	UniCredit SpA, 4.200%, 6/11/2034, (EUR)	353,204
		13,241,234
	Japan — 5.3%
135,600,000	Japan Government Ten Year Bonds, 1.600%, 9/20/2035, (JPY)	778,098
800,300,000	Japan Government Ten Year Bonds, 1.700%, 9/20/2035, (JPY)	4,565,345
583,800,000	Japan Government Thirty Year Bonds, 1.600%, 12/20/2053, (JPY)	2,204,649
582,600,000	Japan Government Thirty Year Bonds, 2.800%, 6/20/2055, (JPY)	2,910,868
300,550,000	Japan Government Thirty Year Bonds, 3.400%, 12/20/2055, (JPY)	1,690,895

Principal Amount(‡)	Description	Value (†)
	Japan — continued
669,600,000	Japan Government Twenty Year Bonds, 1.600%, 3/20/2044, (JPY)	$3,097,263
139,800,000	Japan Government Twenty Year Bonds, 3.400%, 3/20/2046, (JPY)	834,363
		16,081,481
	Korea — 2.0%
4,590,320,000	Korea Treasury Bonds, 2.500%, 9/10/2030, (KRW)	2,804,883
375,000,000	Korea Treasury Bonds, 3.000%, 12/10/2034, (KRW)	224,314
4,760,400,000	Korea Treasury Bonds, 3.500%, 6/10/2034, (KRW)	2,961,668
		5,990,865
	Luxembourg — 1.6%
1,440,000	CBRE Open-Ended Funds SCA SICAV-SIF, EMTN, 4.750%, 3/27/2034, (EUR)	1,712,680
800,000	ECARAT DE SA Compartment Lease, Series 2025-1, Class A, 1 mo. EUR EURIBOR + 0.640%, 2.919%, 5/25/2034, (EUR)(c)	915,537
800,000	ECARAT DE SA Compartment Lease, Series 2026-1, Class A, 1 mo. EUR EURIBOR + 0.620%, 2.845%, 10/25/2034, (EUR)(c)	914,286
627,843	First Mobility SARL - Compartment Swiss Lease, Series 2025-1, Class A, 1 mo. EUR EURIBOR + 0.680%, 2.809%, 10/14/2032, (EUR)(c)	718,091
285,000	Prologis International Funding II SA, EMTN, 4.375%, 7/01/2036, (EUR)	336,196
364,000	SELP Finance SARL, EMTN, 3.750%, 1/16/2032, (EUR)	416,610
		5,013,400
	Malaysia — 0.4%
4,825,000	Malaysia Government Bonds, 3.476%, 7/02/2035, (MYR)	1,170,330
	Mexico — 3.9%
1,099,000	Cemex SAB de CV, 5.750%, 6/05/2036	1,095,153
658,000	FIBRA Prologis, 5.500%, 11/26/2035(a)	637,247
300,000	FIBRA Prologis, 5.625%, 1/14/2038(a)	289,530
1,070,863(d )	Mexico Bonos, 8.000%, 2/21/2036, (MXN)	5,711,657
1,450,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,234,675
2,154,000	Mexico Government International Bonds, 5.375%, 3/22/2033	2,104,566
808,000	Orbia Advance Corp. SAB de CV, 7.500%, 5/13/2035(a)	808,940
		11,881,768
	Netherlands — 0.4%
200,000	ING Groep NV, EMTN, (fixed rate to 8/20/2032, variable rate thereafter), 3.875%, 8/20/2037, (EUR)	227,095
885,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 5.250%, 8/19/2035	885,281
		1,112,376
	New Zealand — 3.1%
693,000	New Zealand Government Bonds, 3.000%, 4/20/2029, (NZD)	388,268
16,348,000	New Zealand Government Bonds, 3.500%, 4/14/2033, (NZD)	8,964,336
		9,352,604
	Norway — 0.8%
995,000	Aker BP ASA, 4.000%, 1/15/2031(a)	958,086
Principal Amount(‡)	Description	Value (†)
	Norway — continued
$365,000	Aker BP ASA, 5.125%, 10/01/2034(a)	$357,424
197,000	Aker BP ASA, 5.250%, 10/30/2035(a)	192,487
150,000	Aker BP ASA, 6.000%, 6/13/2033(a)	156,152
290,000	DNB Bank ASA, EMTN, (fixed rate to 5/20/2030, variable rate thereafter), 3.125%, 5/20/2031, (EUR)	329,552
367,000	DNB Bank ASA, (fixed rate to 11/04/2030, variable rate thereafter), 4.384%, 11/04/2031(a)	359,965
		2,353,666
	Poland — 0.3%
3,837,000	Republic of Poland Government Bonds, 5.000%, 10/25/2035, (PLN)	1,004,269
	Portugal — 0.1%
300,000	GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 4, Series 4, Class A,3 mo. EUR EURIBOR + 0.740%, 3.158%, 12/23/2036, (EUR)(c)	343,058
	Romania — 0.2%
545,000	Romania Government International Bonds, 6.125%, 10/07/2037, (EUR)(a)	633,486
	Singapore — 0.2%
738,000	Singapore Government Bonds, 2.750%, 3/01/2035, (SGD)	604,375
	South Africa — 0.7%
400,000	Anglo American Capital PLC, 2.875%, 3/17/2031(a)	366,493
440,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	451,529
1,225,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	1,314,656
		2,132,678
	Spain — 4.6%
1,237,000	Autonomous Community of Madrid, 2.398%, 6/02/2031, (EUR)	1,371,649
100,000	Banco Santander SA, EMTN, 3.500%, 2/17/2035, (EUR)	112,843
800,024	BBVA Consumer Auto FT, Series 2025-1, Class A, 3 mo. EUR EURIBOR + 0.640%, 2.879%, 5/19/2042, (EUR)(c)	914,537
200,000	CaixaBank SA, EMTN, (fixed rate to 2/08/2031, variable rate thereafter), 4.375%, 8/08/2036, (EUR)	233,907
962,000	CaixaBank SA, (fixed rate to 4/22/2036, variable rate thereafter), 5.402%, 4/22/2037(a)	952,477
1,177,000	CaixaBank SA, (fixed rate to 6/15/2034, variable rate thereafter), 6.037%, 6/15/2035(a)	1,227,909
1,260,000	Spain Government Bonds, 1.250%, 10/31/2030, (EUR)	1,353,344
6,860,000	Spain Government Bonds, 3.150%, 4/30/2035, (EUR)	7,803,984
		13,970,650
	Supranationals — 0.9%
2,718,000	European Union, 1.000%, 7/06/2032, (EUR)	2,786,137
	Sweden — 0.4%
10,315,000	Sweden Bonds Inflation-Linked, 0.125%, 6/01/2030, (SEK)(e)	1,286,752
	Switzerland — 1.0%
736,000	UBS Group AG, (fixed rate to 4/02/2031, variable rate thereafter), 2.875%, 4/02/2032, (EUR)	819,369

Principal Amount(‡)	Description	Value (†)
	Switzerland — continued
$715,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	$656,195
407,000	UBS Group AG, (fixed rate to 11/06/2032, variable rate thereafter), 4.844%, 11/06/2033(a)	399,867
227,000	UBS Group AG, (fixed rate to 8/10/2036, variable rate thereafter), 5.199%, 8/10/2037(a)	223,449
365,000	Zurich Finance Ireland DAC, EMTN, (fixed rate to 1/19/2031, variable rate thereafter), 3.000%, 4/19/2051	328,937
432,000	Zurich Finance Ireland DAC, EMTN, (fixed rate to 8/23/2032, variable rate thereafter), 5.125%, 11/23/2052, (GBP)	562,944
		2,990,761
	Tanzania — 0.2%
469,000	HTA Group Ltd., 6.750%, 4/01/2031(a)	474,593
	Thailand — 0.4%
40,910,000	Thailand Government Bonds, 1.600%, 12/17/2029, (THB)	1,239,510
	United Arab Emirates — 0.3%
343,000	DP World Crescent Ltd., 5.500%, 9/13/2033	343,610
703,000	DP World Crescent Ltd., 5.500%, 5/08/2035	704,477
		1,048,087
	United Kingdom — 4.5%
517,000	Anglian Water Osprey Financing PLC, EMTN, 6.750%, 8/27/2031, (GBP)	690,124
157,000	Anglian Water Services Financing PLC, GMTN, 5.750%, 6/07/2043, (GBP)	186,230
323,000	Anglian Water Services Financing PLC, GMTN, 6.250%, 9/12/2044, (GBP)	402,320
96,000	Aviva PLC, Series 3, EMTN, (fixed rate to 5/20/2038, variable rate thereafter), 6.875%, 5/20/2058, (GBP)	131,708
955,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,083,425
446,000	Heathrow Funding Ltd., EMTN, 4.500%, 7/11/2035, (EUR)	530,409
127,000	Heathrow Funding Ltd., EMTN, 5.875%, 5/13/2043, (GBP)	161,008
114,000	Heathrow Funding Ltd., 6.450%, 12/10/2033, (GBP)	160,034
308,000	Legal & General Group PLC, EMTN, (fixed rate to 3/04/2035, variable rate thereafter), 4.375%, 9/04/2055, (EUR)	351,953
885,000	National Grid Electricity Distribution South Wales PLC, EMTN, 1.625%, 10/07/2035, (GBP)	840,027
526,000	National Grid Electricity Transmission PLC, EMTN, 2.750%, 2/06/2035, (GBP)	566,096
669,000	Santander U.K. Group Holdings PLC, (fixed rate to 9/22/2035, variable rate thereafter), 5.136%, 9/22/2036	650,192
2,335,000	U.K. Gilts, 4.375%, 3/07/2030, (GBP)	3,110,932
2,417,000	U.K. Gilts, 4.375%, 7/31/2054, (GBP)	2,692,133
979,000	United Utilities Water Finance PLC, EMTN, 3.750%, 5/23/2034, (EUR)	1,117,430
807,000	United Utilities Water Finance PLC, EMTN, 5.750%, 6/26/2036, (GBP)	1,060,196
		13,734,217
	United States — 27.6%
374,726	AASET Trust, Series 2021-2A, Class A, 2.798%, 1/15/2047(a)	355,964
Principal Amount(‡)	Description	Value (†)
	United States — continued
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	$2,381,376
200,000,000	Alphabet, Inc., 3.189%, 5/16/2036, (JPY)	1,225,597
317,424	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	318,407
545,000	AT&T, Inc., 5.125%, 4/30/2036	534,111
380,000	AT&T, Inc., 6.050%, 8/15/2056	368,990
150,000	AT&T, Inc., 6.200%, 10/30/2056	148,273
271,362	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(c)	262,926
598,000	Beacon Point DC LLC, 6.129%, 11/30/2042(a)	603,136
2,112,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	2,154,563
815,000	Boeing Co., 3.750%, 2/01/2050	594,811
154,000	Boeing Co., 5.805%, 5/01/2050	152,147
10,000	Boeing Co., 6.528%, 5/01/2034	10,879
479,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	401,333
410,000	Broadcom, Inc., 3.419%, 4/15/2033	373,750
1,000,000	Broadcom, Inc., 4.800%, 10/15/2034	978,715
270,000	Broadcom, Inc., 4.800%, 2/15/2036	262,021
650,000	Broadcom, Inc., 4.950%, 1/15/2036	638,429
4,000	Broadcom, Inc., 5.200%, 4/15/2032	4,076
325,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	325,396
525,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	517,966
1,065,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	937,063
983,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	1,000,925
1,305,000	CVS Health Corp., 4.780%, 3/25/2038	1,223,515
394,000	CVS Health Corp., 5.625%, 2/21/2053	372,085
302,000	CVS Health Corp., 5.875%, 6/01/2053	295,191
754,000	CVS Health Corp., 6.050%, 6/01/2054	754,331
530,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	532,929
625,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	612,648
191,000	DH Europe Finance II SARL, 1.800%, 9/18/2049, (EUR)	139,784
117,000	Diamondback Energy, Inc., 5.400%, 4/18/2034	118,677
865,000	Energy Transfer LP, 5.300%, 4/15/2047	776,361
393,507	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.825%, 2/15/2043(a)(c)	393,998
1,124,560	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	948,364
1,122,003	Federal Home Loan Mortgage Corp., 4.500%, 11/01/2040	1,109,166
987,572	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	997,685
472,807	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2055	489,262
2,307,380	Federal National Mortgage Association, 2.000%, 11/01/2051	1,852,692
1,187,362	Federal National Mortgage Association, 2.000%, 3/01/2052	952,068
1,898,359	Federal National Mortgage Association, 2.500%, 5/01/2052	1,594,992
175,234	Federal National Mortgage Association, 3.000%, 11/01/2046	156,755
1,457,283	Federal National Mortgage Association, 3.000%, 11/01/2051	1,271,575

Principal Amount(‡)	Description	Value (†)
	United States — continued
$531,926	Federal National Mortgage Association, 3.500%, 6/01/2045	$495,437
222,888	Federal National Mortgage Association, 3.500%, 9/01/2047	205,825
940,116	Federal National Mortgage Association, 3.500%, 8/01/2049	860,043
153,951	Federal National Mortgage Association, 4.000%, 8/01/2048	145,646
1,170,210	Federal National Mortgage Association, 4.000%, 3/01/2049	1,110,740
229,302	Federal National Mortgage Association, 4.500%, 11/01/2043	225,659
49,721	Federal National Mortgage Association, 4.500%, 7/01/2046	48,326
305,945	Federal National Mortgage Association, 4.500%, 3/01/2047	298,896
633,757	Federal National Mortgage Association, 4.500%, 9/01/2052	612,523
1,609,161	Federal National Mortgage Association, 5.000%, 8/01/2052	1,593,121
1,192,433	Federal National Mortgage Association, 6.000%, 7/01/2054	1,226,517
117,707	Federal National Mortgage Association, 6.500%, 11/01/2053	122,215
131,142	Federal National Mortgage Association, 6.500%, 1/01/2055	135,706
840,000	Ford Auto Securitization Trust II, Series 2025-AA, Class A2, 3.280%, 11/15/2029, (CAD)(a)	593,960
250,000	Foundry JV Holdco LLC, 5.900%, 1/25/2033(a)	260,563
200,000	Foundry JV Holdco LLC, 6.150%, 1/25/2032(a)	209,780
2,074,000	Foundry JV Holdco LLC, 6.200%, 1/25/2037(a)	2,193,119
200,000	Foundry JV Holdco LLC, 6.250%, 1/25/2035(a)	212,295
526,000	Foundry JV Holdco LLC, 6.400%, 1/25/2038(a)	562,511
612,000	Global Payments, Inc., 5.550%, 11/15/2035	593,288
58,865	GreenSky Home Improvement Issuer Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	59,552
1,430,000	HCA, Inc., 3.500%, 7/15/2051	967,502
68,000	HCA, Inc., 4.625%, 3/15/2052	55,362
427,000	HCA, Inc., 5.300%, 5/15/2036	424,144
165,000	HCA, Inc., 5.450%, 9/15/2034	166,772
580,000	HCA, Inc., 5.500%, 6/01/2033	592,523
655,000	HCA, Inc., 5.700%, 11/15/2055	624,072
1,848,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.500%, 1/15/2036	1,845,313
443,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.625%, 3/10/2037(a)	441,153
839,000	JPMorgan Chase & Co., (fixed rate to 2/05/2036, variable rate thereafter), 5.193%, 2/05/2037	825,162
974,000	Morgan Stanley, (fixed rate to 1/30/2036, variable rate thereafter), 5.073%, 1/30/2037	952,503
415,000	Morgan Stanley, Series I, (fixed rate to 10/22/2035, variable rate thereafter), 4.892%, 10/22/2036	401,906
145,000	National Grid North America, Inc., EMTN, 3.724%, 11/25/2034, (EUR)	164,338
162,000	National Grid North America, Inc., EMTN, 4.061%, 9/03/2036, (EUR)	186,204
1,477,601	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(c)	1,400,213
Principal Amount(‡)	Description	Value (†)
	United States — continued
$819,000	NVIDIA Corp., 4.750%, 6/15/2033	$816,657
252,000	NVIDIA Corp., 5.550%, 6/15/2046	250,128
241,000	NVIDIA Corp., 5.625%, 6/15/2056	239,218
207,000	Oracle Corp., 3.600%, 4/01/2050	125,879
212,000	Oracle Corp., 3.950%, 3/25/2051	135,634
114,000	Ovintiv, Inc., 6.250%, 7/15/2033	119,922
57,000	Ovintiv, Inc., 6.500%, 8/15/2034	60,888
385,000	Ovintiv, Inc., 6.500%, 2/01/2038	405,455
295,000	Ovintiv, Inc., 6.625%, 8/15/2037	315,700
517,000	Ovintiv, Inc., 7.375%, 11/01/2031	571,166
250,000	PK ALIFT Loan Funding 8 LP, Series 2026-1, Class A, 4.614%, 9/15/2043(a)	246,104
1,650,000	Prologis Targeted U.S. Logistics Fund LP, 4.625%, 3/15/2033(a)	1,606,558
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)	3,161,779
273,715	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(c)	273,883
1,613,000	PulteGroup, Inc., 4.900%, 3/01/2036	1,571,947
518,000	QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.700%, 4/15/2036(a)	492,511
1,150,000	SM Energy Co., 7.000%, 8/01/2032(a)	1,160,594
110,000	SM Energy Co., 8.625%, 11/01/2030(a)	115,524
985,000	SM Energy Co., 8.750%, 7/01/2031(a)	1,028,867
820,000	Space Exploration Technologies Corp., 5.875%, 7/15/2036(a)	809,311
340,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	341,303
625,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	407,687
613,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	540,680
500,000	Toll Brothers Finance Corp., 5.600%, 6/15/2035	509,857
2,640,000	U.S. Treasury Bonds, 2.875%, 5/15/2043(f)	2,026,200
1,455,000	U.S. Treasury Bonds, 5.000%, 5/15/2046	1,465,912
6,079,917	U.S. Treasury Inflation-Indexed Notes, 1.875%, 1/15/2036(e)	5,904,483
2,996,000	U.S. Treasury Notes, 4.125%, 6/30/2028	2,994,479
685,000	UnitedHealth Group, Inc., 4.500%, 4/15/2033	670,006
125,000	UnitedHealth Group, Inc., 5.000%, 4/15/2034	124,930
200,000	UnitedHealth Group, Inc., 5.050%, 4/15/2053	179,772
458,000	UnitedHealth Group, Inc., 5.150%, 7/15/2034	462,172
65,000	UnitedHealth Group, Inc., 5.375%, 4/15/2054	61,188
215,000	UnitedHealth Group, Inc., 5.625%, 7/15/2054	210,242
342,470	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(c)	342,644
386,000	Verizon Communications, Inc., 2.355%, 3/15/2032	337,298
173,000	Verizon Communications, Inc., 2.850%, 9/03/2041	123,062
185,000	Verizon Communications, Inc., 5.000%, 1/15/2036	180,430
171,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	166,316
945,000	Vistra Operations Co. LLC, 5.350%, 1/31/2036(a)	926,099
970,000	Vistra Operations Co. LLC, 5.550%, 4/30/2036(a)	965,043
106,069	VOLT CII LLC, Series 2021-NP11, Class A1, 5.868%, 8/25/2051(a)(c)	106,088
360,000	Wells Fargo & Co., (fixed rate to 12/03/2034, variable rate thereafter), 5.211%, 12/03/2035	359,368
51,000	Wells Fargo & Co., MTN, (fixed rate to 7/25/2033, variable rate thereafter), 5.557%, 7/25/2034	52,227

Principal Amount(‡)	Description	Value (†)
	United States — continued
$645,000	Williams Cos., Inc., 5.150%, 3/15/2036	$633,947
269,000	Xcel Energy, Inc., (fixed rate to 9/03/2031, variable rate thereafter), 5.750%, 12/03/2056	265,843
		83,820,822
	Total Bonds and Notes (Identified Cost $299,376,138)	287,902,791

Short-Term Investments — 2.8%
8,645,824
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 6/30/2026
at 2.150% to be repurchased at $8,646,340 on
7/01/2026 collateralized by $8,818,800
U.S. Treasury Note, 4.000% due 12/15/2027
 valued at $8,818,837 including accrued
interest(g)
(Identified Cost $8,645,824)
		8,645,824
	Total Investments — 97.5% (Identified Cost $308,021,962)	296,548,615
	Other assets less liabilities — 2.5%	7,603,352
	Net Assets — 100.0%	$304,151,967

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of Rule 144A holdings amounted to
$47,831,644 or 15.7% of net assets.

(b)	Amount shown represents units. One unit represents a principal amount of 1,000.

(c)
Variable rate security. Rate as of June 30, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)	Amount shown represents units. One unit represents a principal amount of 100.
(e)	Treasury Inflation Protected Security (TIPS).
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of June 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/16/2026	EUR	B	3,072,000	$3,514,863	$3,521,170	$6,307
Bank of America N.A.	9/16/2026	EUR	S	4,795,000	5,554,888	5,496,096	58,792
BNP Paribas SA	9/16/2026	CNH	B	68,306,000	10,140,059	10,110,266	(29,793)
BNP Paribas SA	9/16/2026	CNH	B	13,790,000	2,037,420	2,041,118	3,698
BNP Paribas SA	9/16/2026	CNH	S	19,870,000	2,936,721	2,941,045	(4,324)
Deutsche Bank AG	9/02/2026	BRL	B	2,635,000	501,065	502,920	1,855

At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	9/02/2026	BRL	S	25,789,000	$5,017,120	$4,922,128	$94,992
Deutsche Bank AG	9/16/2026	DKK	B	4,689,000	729,036	719,678	(9,358)
Deutsche Bank AG	9/16/2026	KRW	B	458,742,000	298,755	296,571	(2,184)
Deutsche Bank AG	9/16/2026	KRW	S	3,287,076,000	2,150,805	2,125,058	25,747
Goldman Sachs Bank USA	9/15/2026	MXN	B	11,551,000	655,246	656,475	1,229
Goldman Sachs Bank USA	9/15/2026	MXN	S	69,417,000	3,958,317	3,945,156	13,161
HSBC Bank USA N.A.	9/16/2026	CZK	B	11,272,000	539,880	531,004	(8,876)
Royal Bank of Canada	9/16/2026	CAD	B	704,000	505,917	498,062	(7,855)
Royal Bank of Canada	9/16/2026	GBP	B	271,000	357,822	359,466	1,644
Royal Bank of Canada	9/16/2026	GBP	S	2,097,000	2,808,655	2,781,551	27,104
UBS AG	9/16/2026	CHF	B	1,445,000	1,835,601	1,803,343	(32,258)
UBS AG	9/16/2026	JPY	B	393,646,000	2,475,616	2,435,820	(39,796)
UBS AG	9/16/2026	JPY	S	96,306,000	599,167	595,927	3,240
UBS AG	9/16/2026	NZD	S	11,309,000	6,549,607	6,439,299	110,308
UBS AG	9/16/2026	NZD	S	4,930,000	2,789,443	2,807,122	(17,679)
UBS AG	9/16/2026	SEK	B	16,101,000	1,691,114	1,667,525	(23,589)
UBS AG	9/16/2026	SEK	S	17,500,000	1,867,434	1,812,416	55,018
Total							$227,383
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2026	118	$24,328,499	$24,323,672	$(4,827)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2026	117	12,476,536	12,524,484	47,948
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/21/2026	84	9,512,096	9,757,125	245,029
Eurex 2 Year Euro SCHATZ Futures	9/08/2026	120	14,498,409	14,528,386	29,977
Eurex 5 Year Euro BOBL Futures	9/08/2026	6	787,718	790,999	3,281
Long Gilt Futures	9/28/2026	10	1,158,006	1,183,326	25,320
Total					$346,728

At June 30, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	9/21/2026	3	$330,327	$340,500	$(10,173)
Eurex 10 Year Euro BUND Futures	9/08/2026	49	7,063,853	7,129,435	(65,582)
Ultra 10 Year U.S. Treasury Notes Futures	9/21/2026	223	24,785,416	25,080,531	(295,115)
Total					$(370,870)

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$287,902,791	$ —	$287,902,791
Short-Term Investments	—	8,645,824	—	8,645,824
Total Investments	—	296,548,615	—	296,548,615
Forward Foreign Currency Contracts (unrealized appreciation)	—	403,095	—	403,095
Futures Contracts (unrealized appreciation)	351,555	—	—	351,555
Total	$351,555	$296,951,710	$ —	$297,303,265

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(175,712)	$ —	$(175,712)
Futures Contracts (unrealized depreciation)	(375,697)	—	—	(375,697)
Total	$(375,697)	$(175,712)	$ —	$(551,409)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Currency Exposure Summary at June 30, 2026 (Unaudited)
United States Dollar	39.3%
Euro	21.9
Japanese Yen	7.5
Yuan Renminbi	7.1
British Pound	3.5
New Zealand Dollar	3.1
Canadian Dollar	2.6
Australian Dollar	2.4
Brazilian Real	2.3
South Korean Won	2.0
Other, less than 2% each	5.8
Total Investments	97.5
Other assets less liabilities (including forward foreign currency and futures contracts)	2.5
Net Assets	100.0%